UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM SPDSCL-HFCAA-GOV

JRSIS HEALTH CARE CORPORATION

(Exact name of registrant as specified in charter)

Florida	001-36758	46-4562047
(State or other jurisdiction of incorporation)	(Commission File Number)	(IRS Employer Identification No.)

3/F (Building A), De Run Yuan, No. 19 Chang Yi Road, Chang Ming Shui, Wu Gui Shan

Zhongshan City, People’s Republic of China 528458

(Address of principal executive offices and zip code)

(86) 760-88963658

(Registrant’s telephone number, including area code)

N/A

(Former name or former address, if changed since last report)

Securities registered pursuant to Section 12(b) of the Act: None

Title of each class	Trading Symbol	Name of each exchange on which registered
Common Stock, par value $0.001 per share	JRSS	Not Applicable

Indicate by check mark whether the registrant is an emerging growth company as defined in Rule 405 of the Securities Act of 1933 (§230.405 of this chapter) or Rule 12b-2 of the Securities Exchange Act of 1934 (§240.12b-2 of this chapter)

Emerging growth company  ☐

If an emerging growth company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 13(a) of the Exchange Act. ☐

Supplemental Submission Pursuant to Item 9C(a) of Form 10-K

JRSIS Health Care Corporation (the “Company”) is submitting to the U.S. Securities and Exchange Commission (the “SEC”) the following information as required under Item 9C(a) of Form 10-K in relation to the Holding Foreign Companies Accountable Act:

On May 13, 2022, the Company was conclusively identified by the SEC as a Commission-Identified Issuer pursuant to the Holding Foreign Companies Accountable Act (the “HFCAA”) because it filed its Annual Report on Form 10-K containing audited financial statements for the fiscal years ended December 31, 2021 and 2020 with an audit report by Centurion ZD CPA & Co. (“Centurion”). Centurion is a Hong Kong-based public accounting firm previously deemed to be inaccessible for complete inspection by the PCAOB due to an authority’s position in the foreign jurisdiction. However, in August 2022, the PCAOB took a significant step toward inspecting and investigating registered public accounting firms in mainland China and Hong Kong by signing a Statement of Protocol with the CSRC and the Ministry of Finance of the People’s Republic of China. From September to November 2022, PCAOB staff conducted on-site inspections and investigations of Centurion.

In December 2022, the PCAOB announced that it had obtained complete access to inspect and investigate registered public accounting firms in mainland China and Hong Kong. It also confirmed that, until new determinations are issued by the PCAOB, no Commission-Identified Issuers, including the Company, are at risk of trading prohibition under the HFCAA.

We have no awareness or belief that any governmental entity in any foreign jurisdiction owns shares of our capital stock. Similarly, no official from the Chinese government or Hong Kong Special Administrative Region serves as a member of our Board of Directors or as an officer within our Company or any of its subsidiaries. Our amended articles of incorporation do not contain any provisions known to include charter or charter provisions of the Chinese Communist Party. Based on the absence of a Schedule 13D or 13G filing by any governmental entity, the lack of material contracts with foreign governmental parties, and the absence of foreign government representation on our Board or among our officers, we have determined that no governmental entity in mainland China or Hong Kong has the power to direct or control our management or policies, or possesses a controlling financial interest in our Company.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: July 26, 2023	By:	/s/ Zhifei Huang
	Name:	Zhifei Huang
	Title:	Chief Executive Officer

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